Office of EDGAR and Information Analysis
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Ph:      (202) 551-3600
Fax:     (202) 772-9216

RE:      N-CSR
         PIMCO CALIFORNIA MUNICIPAL INCOME FUND
         0001140411
         DECEMBER 8, 2006 - 11:35
         000950136-06-010124

EDGAR and Information Analysis:

I am writing you to request the withdrawal/deletion of the above-referenced
EDGAR filing which was transmitted in error.

I am authorized to make this request for withdrawal/deletion. If you have any questions or if there is any additional information that you require in order to process this request, please feel free to contact me at 212-739-3371.

Sincerely,

Lawrence Altadonna

Treasurer